Finance Income (Expense) - Summary of Other Finance Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Bank fees, charges and external guarantee costs	$ 1,414	$ 1,169	$ 918
Related party guarantee commissions (Note 18)	634	2,206	1,455
Related party financing service fee (Note 18)		3	368
Total other finance expense	$ 2,048	$ 3,378	$ 2,741